Group Statement of Comprehensive Income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	R 8,688	R 4,883	R (1,012)
Other comprehensive income for the year, net of income tax	(1,420)	(80)	202
Items that may be reclassified subsequently to profit or loss	(1,442)	(110)	171
Foreign exchange translation gain/(loss)	(943)	1,123	742
Remeasurement of gold hedging contracts	(499)	(1,233)	(571)
Items that will not be reclassified to profit or loss	22	30	31
Total comprehensive income for the year	7,268	4,803	(810)
Attributable to:
Non-controlling interest	101	63	40
Owners of the parent	R 7,167	R 4,740	R (850)